Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ASSET ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2012